Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	$ 283,971	$ 461,022	$ 463,949
Provisions established	981,238	307,514	531,577
Application of provisions	(470,332)	(376,503)	(429,917)
Provisions released	(49,140)	(106,743)	(107,435)
Other	765	(1,319)	2,848
Balance at ending	746,502	283,971	461,022
Personnel salaries and expenses
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	81,907	99,424	109,001
Provisions established	64,377	72,090	121,779
Application of provisions	(72,541)	(72,840)	(132,340)
Provisions released	(200)	(15,474)	(1,748)
Other	0	(1,293)	2,732
Balance at ending	73,543	81,907	99,424
Restructuring plans
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	0	0	0
Provisions established	20,508	0	0
Application of provisions	(16,183)	0	0
Provisions released	0	0	0
Other	0	0	0
Balance at ending	4,325	0	0
Lawsuit and litigations
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	4,504	5,533	3,035
Provisions established	4,750	556	2,963
Application of provisions	(3,159)	(1,585)	(465)
Provisions released	(2,252)	0	0
Other	85	0	0
Balance at ending	3,928	4,504	5,533
Loyalty programme
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	38	38	38
Provisions established	0		0
Application of provisions	0		0
Provisions released	0	0	0
Other	0	0	0
Balance at ending	38	38	38
Operational risks
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	2,993	5,149	1,578
Provisions established	2,493	1,254	4,053
Application of provisions	(378)	(3,410)	(482)
Provisions released	0	0	0
Other	0	0	0
Balance at ending	5,108	2,993	5,149
Contingencies
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	19,391	63,232	52,205
Provisions established	20,893	2,133	24,365
Application of provisions	(5,254)	(45,974)	(13,338)
Provisions released	0	0	0
Other	0	0	0
Balance at ending	35,030	19,391	63,232
Mandatory Dividend
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	148,921	237,683	252,740
Provisions established	798,892	148,921	237,683
Application of provisions	(347,483)	(237,683)	(252,740)
Provisions released	0	0	0
Other	0	0	0
Balance at ending	600,330	148,921	237,683
Interest of perpetual bonds
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	5,112	4,966	4,995
Provisions established	26,033	15,157	30,523
Application of provisions	(25,334)	(15,011)	(30,552)
Provisions released	0	0	0
Other	0	0	0
Balance at ending	5,811	5,112	4,966
Contingent loan
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	21,105	44,997	40,357
Provisions established	43,292	67,403	110,211
Application of provisions	0		0
Provisions released	(46,688)	(91,269)	(105,687)
Other	680	(26)	116
Balance at ending	$ 18,389	$ 21,105	$ 44,997